Associates and joint ventures	12 Months Ended
Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures
9 Associates and joint ventures

		2022		2021		2020
	Total £m	Group’s share £m	Total £m	Group's share £m	Total £m	Group's share £m
Revenue	9,486	2,675	7,668	2,164	7,001	1,983
Profit from operations	1,971	622	1,911	567	2,006	591
Net finance costs	21	4	13	2	(6)	(2)
Profit on ordinary activities before taxation	1,992	626	1,924	569	2,000	589
Taxation on ordinary activities	(595)	(176)	(499)	(147)	(421)	(125)
Profit on ordinary activities after taxation	1,397	450	1,425	422	1,579	464
Non-controlling interests	(27)	(8)	(22)	(7)	(30)	(9)
Post-tax results of associates and joint ventures	1,370	442	1,403	415	1,549	455
Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2022, 2021 and 2020.
The amounts below were reported as adjusting items under the share of profit from associates in the income statement.
(a) Adjusting items
In 2022, the Group’s interest in ITC Ltd. (ITC) decreased from 29.38% to 29.19% (2021: 29.42% to 29.38%; 2020: 29.46% to 29.42%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme. The issue of these shares and change in the Group’s share of ITC resulted in a loss of £3 million (2021: £6 million gain; 2020: £17 million gain), which is treated as a deemed partial disposal and included in the income statement.
Also, in the first half of 2022, the Group impaired the investment in Organigram by £59 million (net of tax), driven by the decrease in the company’s share price.
In addition to this, the Group incurred a £2 million charge (2021: £2 million; 2020: £nil) in relation to the amortisation of acquired intangibles associated with the acquisition of Organigram in March 2021, as described in note 14.
During 2022, the Group decided to cease business activities altogether in Yemen, due to the challenging operating environment in the country. This led to the full impairment of the investment in the Group's remaining associate in Yemen, United Industries Company Limited, with a charge of £18 million to the income statement.
In 2021, the Group had already impaired the investment in Kamaran Industry & Investment Company, the Group’s other associate in Yemen. This resulted in a charge of £18 million to the income statement.
As detailed in note 14, also in 2021, as a result of the liquidation of Tisak d.d., the Group reclassified the foreign exchange previously recognised in other comprehensive income to the income statement. This resulted in a credit of £2 million to the income statement.
In 2020, ITC recognised a charge in respect of the cost of leaf tobacco stocks destroyed in a third-party warehouse fire, the Group’s share of which was £4 million.
(b) Other financial information
The Group’s share of the results of associates and joint ventures is shown in the table below.

	2022	2021	2020
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	442	415	455
Other comprehensive income:
Items that may be reclassified to profit and loss	6	(17)	(98)
Items that will not be reclassified to profit and loss	19	14	(34)
Total comprehensive income	467	412	323
Summarised financial information of the Group’s associates and joint ventures is shown below.

			2022
	ITC £m	Others £m	Total £m
Revenue	7,126	2,360	9,486
Profit on ordinary activities before taxation	2,395	(403)	1,992
Post-tax results of associates and joint ventures	1,761	(391)	1,370
Other comprehensive income	56	32	88
Total comprehensive income	1,817	(359)	1,458

			2021
	ITC £m	Others £m	Total £m
Revenue	5,312	2,356	7,668
Profit on ordinary activities before taxation	1,931	(7)	1,924
Post-tax results of associates and joint ventures	1,427	(24)	1,403
Other comprehensive income	(11)	—	(11)
Total comprehensive income	1,416	(24)	1,392

			2020
	ITC £m	Others £m	Total £m
Revenue	4,892	2,109	7,001
Profit on ordinary activities before taxation	1,930	70	2,000
Post-tax results of associates and joint ventures	1,495	54	1,549
Other comprehensive income	(450)	—	(450)
Total comprehensive income	1,045	54	1,099